Inventories - Summary of Inventories (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Classes of current inventories [abstract]
Finished goods	$ 54,818.4		$ 32,562.8
Work in process	125,661.9		137,700.4
Raw materials	20,389.1		11,111.1
Supplies and spare parts	20,279.7		11,728.0
Inventories, total	$ 221,149.1	$ 7,196.5	$ 193,102.3